Statement of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Other income (expense):
Operating revenues, net			$ 50,222,000	$ 34,013,000	$ 45,278,000	$ 37,434,000
Operating expenses
Cost of operations (exclusive of depreciation and amortization shown separately below).			10,005,000	7,028,000	9,661,000	6,784,000
General and administrative			12,184,000	7,111,000	10,143,000	8,952,000
Depreciation, amortization and accretion expense			14,167,000	8,410,000	11,932,000	8,210,000
Acquisition and entity formation costs			1,186,000	440,000	1,015,000	866,000
Gain on fair value remeasurement of contingent consideration			(2,400,000)	0
Total operating expenses			35,142,000	22,989,000	32,751,000	24,812,000
Operating income			15,080,000	11,024,000	12,527,000	12,622,000
Other expenses
Other expenses, net			838,000	104,000	258,000	(2,291,000)
Interest expense, net			13,962,000	10,343,000	14,073,000	22,288,000
Loss on extinguishment of debt			3,245,000	0
Total other expense			18,045,000	10,447,000	14,331,000	19,997,000
(Loss) income before income tax benefit			(2,965,000)	577,000	(1,804,000)	(7,375,000)
Income tax benefit			1,497,000	881,000	83,000	1,185,000
Net (loss) income			(1,468,000)	1,458,000	(1,887,000)	(8,560,000)
Net loss attributable to noncontrolling interests and redeemable noncontrolling interests			(186,000)	(8,346,000)	(8,680,000)	(4,193,000)
Net (loss) income attributable to Altus Power, Inc.			(1,282,000)	9,804,000	6,793,000	(4,367,000)
Cumulative preferred dividends and commitment fee earned on Series A redeemable preferred stock			(13,584,000)	(11,427,000)	(15,590,000)	(1,523,000)
Redeemable Series A preferred stock accretion			(1,616,000)	(1,622,000)	(2,166,000)	(231,000)
Net (loss) attributable to common stockholder			(16,482)	(3,245)	$ (10,963,000)	$ (6,121,000)
Net loss attributable to common stockholder—basic and diluted			$ (16,482,000)	$ (3,245,000)
Net loss per share attributable to common stockholder
Basic and diluted			$ (16,017)	$ (3,154)	$ (10,654)	$ (8,129)
Weighted average shares used to compute net loss per share attributable to common stockholder
Basic and diluted			1,029	1,029	1,029	753
CBRE Acquisition Holdings Inc [Member]
Operating expenses	$ 4,014,708	$ (270,533)	$ 7,537,616
Franchise tax expense		(26,218)
Franchise tax expense	50,000		150,000
Loss from operations	4,064,708	(296,751)	7,687,616
Other income (expense):
Change in fair value of redeemable warrant liability	(5,735,625)	(2,204,822)	2,113,125
Interest income earned on assets held in Trust Account	8,402	1,008	18,351
Change in fair value of sponsor promissory note	(300,000)		(300,000)
Other expenses
(Loss) income before income tax benefit	(10,091,931)	(2,500,565)	(5,856,140)
Income tax benefit	0	0	0
Net (loss) income attributable to Altus Power, Inc.	$ (10,091,931)	$ (2,500,565)	$ (5,856,140)
Common Class A [Member] | CBRE Acquisition Holdings Inc [Member]
Net loss per share attributable to common stockholder
Basic and diluted	$ (0.24)	$ (4.18)	$ (0.14)
Weighted average shares used to compute net loss per share attributable to common stockholder
Basic and diluted	40,250,000	8,553,125	40,250,000
Common Class B [Member] | CBRE Acquisition Holdings Inc [Member]
Net loss per share attributable to common stockholder
Basic and diluted	$ (0.24)	$ (4.18)	$ (0.14)
Weighted average shares used to compute net loss per share attributable to common stockholder
Basic and diluted	2,012,500	1,484,249	2,012,500